Consolidated Statement of Financial Position - CNY (¥) ¥ in Millions		Dec. 31, 2017	Dec. 31, 2016
ASSETS
Property, plant and equipment		¥ 42,707	¥ 30,389
Investment properties		3,064	1,191
Investments in associates and joint ventures		161,472	119,766
Held-to-maturity securities	[1]	717,037	594,730
Loans	[2]	383,504	226,573
Term deposits		449,400	538,325
Statutory deposits - restricted		6,333	6,333
Available-for-sale securities		810,734	766,423
Securities at fair value through profit or loss		136,809	209,124
Securities purchased under agreements to resell		36,185	43,538
Accrued investment income		50,641	55,945
Premiums receivable		14,121	13,421
Reinsurance assets		3,046	2,134
Other assets		33,952	22,013
Cash and cash equivalents		48,586	67,046
Total		2,897,591	2,696,951
Liabilities
Insurance contracts		2,025,133	1,847,986
Investment contracts	[2]	232,500	195,706
Policyholder dividends payable		83,910	87,725
Interest-bearing loans and borrowings		18,794	16,170
Bonds payable			37,998	[2]
Financial liabilities at fair value through profit or loss		2,529	2,031
Securities sold under agreements to repurchase		87,309	81,088
Annuity and other insurance balances payable		44,820	39,038
Premiums received in advance		18,505	35,252
Other liabilities		47,430	36,836
Deferred tax liabilities		4,871	7,768
Current income tax liabilities		6,198	1,214
Statutory insurance fund		282	491
Total		2,572,281	2,389,303
Equity
Share capital		28,265	28,265
Other equity instruments		7,791	7,791
Reserves		145,675	145,007
Retained earnings		139,202	122,558
Attributable to equity holders of the Company		320,933	303,621
Non-controlling interests		4,377	4,027
Total equity		325,310	307,648
Total liabilities and equity		¥ 2,897,591	¥ 2,696,951

[1]	The fair value of held-to-maturity securities is determined by reference with other debt securities which are measured by fair value. Please refer to Note 4.3. The fair value of held-to-maturity securities under Level 1 was RMB55,137 million and that under Level 2 was 637,847 million as at 31 December 2017 (as at 31 December 2016: Level 1 RMB76,299 million and Level 2 RMB542,853 million).
[2]	Investment contracts at fair value through profit or loss have quoted prices in active markets, and therefore, their fair value was classified as Level 1. The fair value of policy loans approximated its carrying value. The fair values of other loans, investment contracts at amortised cost and bonds payable were determined using valuation techniques, with consideration of the present value of expected cash flows arising from contracts using a risk-adjusted discount rate, allowing for the risk-free rate available on the valuation date, credit risk and risk margin associated with the future cash flows. The fair values of other loans and investment contracts at amortised cost, and bonds payable were classified as Level 3.